Provisions - Summary of provisions by type (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Other provisions	€ 774	€ 920
Other provisions before loan loss	628	779	€ 1,022
Reorganisation provisions
Disclosure of other provisions [line items]
Other provisions	201	231
Other provisions before loan loss	201	231	418
Litigation provisions
Disclosure of other provisions [line items]
Other provisions	288	193
Other provisions before loan loss	288	193	150
Other provisions
Disclosure of other provisions [line items]
Other provisions	139	355
Other provisions before loan loss	139	355	€ 455
Loan loss provisions for guarantees
Disclosure of other provisions [line items]
Other provisions	€ 146	€ 142